Pension Schemes - Expected payments (Details) € in Thousands	12 Months Ended
Dec. 31, 2022 EUR (€)
Not later than one years
Disclosure of expected payments pension schemes [Line items]
Expected payments for defined benefit plan	€ 9
1 - 5 years
Disclosure of expected payments pension schemes [Line items]
Expected payments for defined benefit plan	70
Later than five years and not later than ten years
Disclosure of expected payments pension schemes [Line items]
Expected payments for defined benefit plan	22
Consolidated Entity [Member]
Disclosure of expected payments pension schemes [Line items]
Expected payments for defined benefit plan	€ 101